Fair Value Measurement (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENT [Abstract]
Change in fair value of short-term investments	$ 22,058	$ 927	$ 823
Gains resulting from upward adjustment recorded as other income	$ 18,013	$ 0	$ 0